Income Taxes Reconciliations of Income Taxes from the United States Federal (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliations of Income Taxes Expense (Benefit) from the United States Federal Statutory Rate
Income taxes at the United States federal statutory rate	35.00%	35.00%	35.00%
Effective income tax rate expense rate	2.50%	12.90%	9.50%
United States [Member]
Reconciliations of Income Taxes Expense (Benefit) from the United States Federal Statutory Rate
State and local income taxes	0.60%	0.20%	(0.10%)
Deductible dividends	(0.70%)	(0.50%)	(0.60%)
Deductible Interest	(0.80%)	(0.50%)	(0.80%)
Credit for research activities	0.00%	(1.00%)	(1.40%)
Impact of Health Care Reform and Education Reconciliation Act and pre-funding on taxation associated with Medicare Part D	0.00%	(0.90%)	2.20%
Other-net	2.70%	0.50%	1.40%
Non-United States Operations [Member]
Reconciliations of Income Taxes Expense (Benefit) from the United States Federal Statutory Rate
United States foreign tax credit	(12.40%)	(2.30%)	(6.40%)
Non-United States operations (earnings taxed at other than the United States tax rate)	(14.90%)	(15.50%)	(13.90%)
Worldwide Operations [Member]
Reconciliations of Income Taxes Expense (Benefit) from the United States Federal Statutory Rate
Adjustments to tax liabilities	(5.70%)	(0.80%)	(1.20%)
Adjustments to valuation allowances	(1.30%)	(1.30%)	(4.70%)
Effective Income Tax Rate [Member]
Reconciliations of Income Taxes Expense (Benefit) from the United States Federal Statutory Rate
Effective income tax rate expense rate	2.50%	12.90%	9.50%